Inventories net	12 Months Ended
Sep. 30, 2024
Inventories net
Inventories, net

Note 5 - Inventories, net

Inventories, net, from the Company’s continuing operations consisted of the following:

	As of	As of
	September 30,	September 30,
	2024	2023

Raw materials	$331,311	$520,216
Packaging materials	70,052	69,420
Finished goods	5,102,711	3,321,021
Inventory	5,504,074	3,910,657
Less: allowance for inventory reserve	(13,197)	(8,809)
Inventory, net	$5,490,877	$3,901,848

The allowance for inventory reserve was $13,197 and $8,809 as of September 30, 2024 and 2023, respectively.